June 30, 2004		•	Pacific Select Separate Account of Pacific Life Insurance Company
Semi-Annual Report
Pacific Select

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004 (Unaudited)

	Growth	International	Equity	Small-Cap	Multi-	Main Street®	Emerging
	LT	Value	Index	Index	Strategy	Core	Markets
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Growth LT Portfolio	$1,461,837
International Value Portfolio		$1,069,364
Equity Index Portfolio			$910,278
Small-Cap Index Portfolio				$771,596
Multi-Strategy Portfolio					$483,507
Main Street® Core Portfolio						$822,842
Emerging Markets Portfolio							$42,113

Total Assets	1,461,837	1,069,364	910,278	771,596	483,507	822,842	42,113

LIABILITIES
Payables:
Mortality and expense risk fees	1,698	1,238	1,058	802	566	936	46

Total Liabilities	1,698	1,238	1,058	802	566	936	46

NET ASSETS	$1,460,139	$1,068,126	$909,220	$770,794	$482,941	$821,906	$42,067

Shares Owned in each Portfolio	81,055	81,410	33,302	61,625	31,459	42,783	4,276

Cost of Investments	$2,693,241	$1,230,509	$925,036	$730,705	$486,047	$1,007,000	$35,508

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2004 (Unaudited)

	Inflation	Managed	Money	High Yield		Aggressive
	Managed	Bond	Market	Bond	Equity	Equity
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Inflation Managed Portfolio	$354,577
Managed Bond Portfolio		$736,770
Money Market Portfolio			$736,810
High Yield Bond Portfolio				$173,079
Equity Portfolio					$15,725
Aggressive Equity Portfolio						$115,221

Total Assets	354,577	736,770	736,810	173,079	15,725	115,221

LIABILITIES
Payables:
Mortality and expense risk fees	411	857	860	200	16	128

Total Liabilities	411	857	860	200	16	128

NET ASSETS	$354,166	$735,913	$735,950	$172,879	$15,709	$115,093

Shares Owned in each Portfolio	28,441	66,511	73,044	25,528	889	11,927

Cost of Investments	$307,212	$723,080	$737,373	$175,926	$14,977	$115,159

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)

	Growth	International	Equity	Small-Cap	Multi-	Main Street	Emerging
	LT	Value	Index	Index	Strategy	Core	Markets
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account (1)	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	5,261	4,670	4,382	818	1,972	3,640	128

Net Investment Loss	(5,261)	(4,670)	(4,382)	(818)	(1,972)	(3,640)	(128)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(67,467)	(69,048)	(55,975)	(200)	(2,232)	(146,624)	11,471
Change in net unrealized appreciation (depreciation) on investments	109,476	109,323	120,109	40,890	8,111	179,750	(11,238)

Net Gain on Investments	42,009	40,275	64,134	40,690	5,879	33,126	233

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,748	$35,605	$59,752	$39,872	$3,907	$29,486	$105

(1) Operations commenced during 2004 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)

	Inflation	Managed	Money	High Yield		Aggressive
	Managed	Bond	Market	Bond	Equity	Equity
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$9,095	$2,513	$27,723	$—	$—
EXPENSES
Mortality and expense risk fees	1,233	2,508	2,562	3,172	43	384

Net Investment Income (Loss)	(1,233)	6,587	(49)	24,551	(43)	(384)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	570	(110)	(109)	(738,686)	(833)	(3,910)
Change in net unrealized appreciation (depreciation) on investments	6,602	(4,952)	136	750,327	1,112	10,652

Net Gain (Loss) on Investments	7,172	(5,062)	27	11,641	279	6,742

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,939	$1,525	($22)	$36,192	$236	$6,358

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Growth LT		International Value		Equity Index		Small-Cap Index
	Variable Account		Variable Account		Variable Account		Variable Account(1)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,
	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003	2004 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($5,261)	($9,199)	($4,670)	$20,066	($4,382)	$14,548	($818)
Net realized gain (loss) from security transactions	(67,467)	(23,331)	(69,048)	(50,326)	(55,975)	336,007	(200)
Change in net unrealized appreciation on investments	109,476	416,104	109,323	680,858	120,109	468,678	40,890

Net Increase in Net Assets Resulting from Operations	36,748	383,574	35,605	650,598	59,752	819,233	39,872

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable accounts, net	7,510	16,897	(23,359)	21,837	8,155	76,849	705,772
Transfers—policy charges and deductions	(5,300)	(10,339)	(6,554)	(20,840)	(5,340)	(22,353)	(1,629)
Transfers—surrenders	(52,180)	(13,365)	(1,348,481)	(725,452)	(1,945,033)	(1,096,313)	—
Transfers—other	(48,874)	(26,788)	(7)	(64,101)	(20,953)	(115,506)	26,779

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(98,844)	(33,595)	(1,378,401)	(788,556)	(1,963,171)	(1,157,323)	730,922

NET INCREASE (DECREASE) IN NET ASSETS	(62,096)	349,979	(1,342,796)	(137,958)	(1,903,419)	(338,090)	770,794

NET ASSETS
Beginning of Period/Year	1,522,235	1,172,256	2,410,922	2,548,880	2,812,639	3,150,729	—

End of Period/Year	$1,460,139	$1,522,235	$1,068,126	$2,410,922	$909,220	$2,812,639	$770,794

(1) Operations commenced during 2004 (See Note 1 to Financial Statements).

(2) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Multi-Strategy		Main Street Core		Emerging Markets		Inflation Managed
	Variable Account		Variable Account (1)		Variable Account		Variable Account

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,972)	$4,897	($3,640)	$3,067	($128)	$160	($1,233)	$18,864
Net realized gain (loss) from security transactions	(2,232)	(672)	(146,624)	(22,609)	11,471	1,370	570	3,316
Change in net unrealized appreciation (depreciation) on investments	8,111	106,666	179,750	303,130	(11,238)	17,351	6,602	2,740

Net Increase in Net Assets Resulting from Operations	3,907	110,891	29,486	283,588	105	18,881	5,939	24,920

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable accounts, net	(2,444)	16,738	(31,695)	—	(5,583)	15,563	1,624	9,202
Transfers—policy charges and deductions	(4,275)	(8,924)	(5,328)	(14,017)	(228)	(513)	(2,990)	(6,488)
Transfers—surrenders	(125,765)	(41,355)	(471,570)	(87,226)	—	(6,407)	—	(12,995)
Transfers—other	4,237	(243)	21,197	(41,377)	(391)	(534)	(184)	(2,530)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(128,247)	(33,784)	(487,396)	(142,620)	(6,202)	8,109	(1,550)	(12,811)

NET INCREASE (DECREASE) IN NET ASSETS	(124,340)	77,107	(457,910)	140,968	(6,097)	26,990	4,389	12,109

NET ASSETS
Beginning of Period/Year	607,281	530,174	1,279,816	1,138,848	48,164	21,174	349,777	337,668

End of Period/Year	$482,941	$607,281	$821,906	$1,279,816	$42,067	$48,164	$354,166	$349,777

(1) Formerly named Large-Cap Core Variable Account.

(2) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Managed Bond		Money Market		High Yield Bond		Equity
	Variable Account		Variable Account		Variable Account		Variable Account

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,587	$68,467	($49)	$839	$24,551	$393,426	($43)	($25)
Net realized gain (loss) from security transactions	(110)	3,499	(109)	(233)	(738,686)	(785,690)	(833)	(68)
Change in net unrealized appreciation (depreciation) on investments	(4,952)	(30,541)	136	177	750,327	1,455,506	1,112	2,714

Net Increase (Decrease) in Net Assets Resulting from Operations	1,525	41,425	(22)	783	36,192	1,063,242	236	2,621

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable accounts, net	28,918	(40,600)	50,270	(215,237)	—	(13,774)	(6,647)	7,514
Transfers—policy charges and deductions	(2,391)	(5,693)	(3,550)	(7,952)	(4,733)	(30,428)	(79)	(155)
Transfers—surrenders	—	(32,884)	(11,801)	(9,711)	(4,050,211)	(2,222,112)	—	—
Transfers—other	(31,949)	(7,644)	5,909	(8,192)	15,645	(214,548)	4,294	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,422)	(86,821)	40,828	(241,092)	(4,039,299)	(2,480,862)	(2,432)	7,359

NET INCREASE (DECREASE) IN NET ASSETS	(3,897)	(45,396)	40,806	(240,309)	(4,003,107)	(1,417,620)	(2,196)	9,980

NET ASSETS
Beginning of Period/Year	739,810	785,206	695,144	935,453	4,175,986	5,593,606	17,905	7,925

End of Period/Year	$735,913	$739,810	$735,950	$695,144	$172,879	$4,175,986	$15,709	$17,905

(1)  Unaudited.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Aggressive Equity
	Variable Account
	Period Ended	Year Ended
	June 30,	December 31,
	2004 (1)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($384)	($152)
Net realized loss from security transactions	(3,910)	(1,085)
Change in net unrealized appreciation on investments	10,652	29,929

Net Increase in Net Assets Resulting from Operations	6,358	28,692

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable accounts, net	(10,354)	15,092
Transfers—policy charges and deductions	(1,009)	(1,925)
Transfers—surrenders	—	—
Transfers—other	2,063	(332)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,300)	12,835

NET INCREASE (DECREASE) IN NET ASSETS	(2,942)	41,527

NET ASSETS
Beginning of Period/Year	118,035	76,508

End of Period/Year	$115,093	$118,035

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

     Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each period or year ended are presented in the table below.

				Ratios of
	AUV	Number		Investment	Ratios of
For the	at	of	Total	Income to	Expenses to
Period or Year	End of	Units	Net	Average	Average	Total
Ended	Period/Year	Outstanding	Assets	Net Assets (1)	Net Assets (1)	Returns (2)

Growth LT
01/01/2004 – 06/30/2004 (Unaudited)	$31.91	45,752	$1,460,139	0.00%	0.70%	2.56%
2003	31.12	48,919	1,522,235	0.00%	0.70%	33.09%
2002	23.38	50,138	1,172,256	0.99%	0.70%	(29.51%)
2001(3)	33.17	53,683	1,780,762	17.42%	0.70%	(29.40%)

International Value
01/01/2004 – 06/30/2004 (Unaudited)	$21.23	50,313	$1,068,126	0.00%	0.70%	1.36%
2003	20.94	115,113	2,410,922	1.46%	0.70%	26.84%
2002	16.51	154,361	2,548,880	0.93%	0.70%	(14.53%)
2001(3)	19.32	166,870	3,224,276	2.74%	0.70%	(22.86%)

Equity Index
01/01/2004 – 06/30/2004 (Unaudited)	$35.60	25,537	$909,220	0.00%	0.70%	2.97%
2003	34.58	81,346	2,812,639	1.13%	0.70%	27.43%
2002	27.13	116,121	3,150,729	9.49%	0.70%	(22.92%)
2001(3)	35.20	119,910	4,221,274	1.45%	0.70%	(11.83%)

Small-Cap Index (4)
04/30/2004 – 06/30/2004 (Unaudited)	$10.56	72,962	$770,794	0.00%	0.70%	5.64%

Multi-Strategy
01/01/2004 – 06/30/2004 (Unaudited)	$36.61	13,190	$482,941	0.00%	0.70%	1.04%
2003	36.24	16,759	607,281	1.60%	0.70%	22.45%
2002	29.59	17,915	530,174	2.91%	0.70%	(13.70%)
2001(3)	34.29	33,220	1,139,281	2.68%	0.70%	(1.49%)

Main Street Core (5)
01/01/2004 – 06/30/2004 (Unaudited)	$37.42	21,964	$821,906	0.00%	0.70%	2.28%
2003	36.59	34,982	1,279,816	0.96%	0.70%	26.10%
2002	29.01	39,252	1,138,848	0.61%	0.70%	(28.95%)
2001(3)	40.84	63,567	2,596,148	1.88%	0.70%	(8.54%)

Emerging Markets
01/01/2004 – 06/30/2004 (Unaudited)	$9.41	4,468	$42,067	0.00%	0.70%	(0.88%)
2003	9.50	5,070	48,164	1.19%	0.70%	67.44%
2002	5.67	3,733	21,174	0.67%	0.70%	(3.84%)
2001(3)	5.90	20,946	123,583	0.17%	0.70%	(9.98%)

Inflation Managed (6)
01/01/2004 – 06/30/2004 (Unaudited)	$31.98	11,075	$354,166	0.00%	0.70%	1.69%
2003	31.45	11,123	349,777	6.21%	0.70%	7.51%
2002	29.25	11,544	337,668	2.68%	0.70%	14.69%
2001(3)	25.51	11,520	293,854	3.67%	0.70%	3.55%

Managed Bond
01/01/2004 – 06/30/2004 (Unaudited)	$32.25	22,822	$735,913	2.53%	0.70%	0.17%
2003	32.19	22,983	739,810	9.57%	0.70%	5.51%
2002	30.51	25,736	785,206	5.36%	0.70%	10.19%
2001(3)	27.69	28,951	801,698	5.13%	0.70%	5.92%

Money Market
01/01/2004 – 06/30/2004 (Unaudited)	$18.83	39,085	$735,950	0.68%	0.70%	0.00%
2003	18.83	36,917	695,144	0.81%	0.70%	0.09%
2002	18.81	49,721	935,453	1.41%	0.70%	0.71%
2001(3)	18.68	34,294	640,704	3.78%	0.70%	3.13%

High Yield Bond
01/01/2004 – 06/30/2004 (Unaudited)	$29.17	5,926	$172,879	6.37%	0.70%	(0.38%)
2003	29.28	142,607	4,175,986	7.24%	0.70%	19.49%
2002	24.51	228,243	5,593,606	8.71%	0.70%	(3.67%)
2001(3)	25.44	233,109	5,930,451	9.84%	0.70%	0.46%

Equity
01/01/2004 – 06/30/2004 (Unaudited)	$7.82	2,008	$15,709	0.00%	0.70%	1.27%
2003	7.72	2,318	17,905	0.49%	0.70%	23.49%
2002	6.25	1,267	7,925	0.05%	0.70%	(27.24%)
2001(3)	8.60	14,046	120,752	6.02%	0.70%	(21.45%)

Aggressive Equity
01/01/2004 – 06/30/2004 (Unaudited)	$9.67	11,901	$115,093	0.00%	0.70%	5.71%
2003	9.15	12,902	118,035	0.54%	0.70%	32.25%
2002	6.92	11,060	76,508	0.00%	0.70%	(25.66%)
2001(3)	9.31	10,342	96,224	0.00%	0.70%	(17.53%)

(1)	The ratios of investment income and expenses to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 0.70% of the average daily net assets of each Variable Account as discussed in Note 3 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through 12/28/2001, the last business day of the fiscal year for the Separate Account.

(4)	Operations commenced during 2004 (See Note 1 to Financial Statements).

(5)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(6)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2004 is comprised of thirteen subaccounts called Variable Accounts: Growth LT, International Value, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, and Aggressive Equity Variable Accounts. Main Street is a registered trademark of OppenheimerFunds. The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

     The Separate Account organized a new Variable Account, the Small-Cap Index Variable Account, which commenced operations on April 30, 2004.

     On April 30, 2004, the net assets of the Pacific Select Fund’s Small-Cap Equity Portfolio (the “Acquired Portfolio”), the underlying portfolio for the Small-Cap Equity Variable Account, were transferred to the Pacific Select Fund’s Small-Cap Index Portfolio (the “Surviving Portfolio”), in exchange for shares of the Surviving Portfolio (the “Reorganization”). In connection with the Reorganization, a total of 16,415 outstanding accumulation units (valued at $811,168) of the Small-Cap Equity Variable Account were exchanged for 81,117 accumulation units with equal value of the Small-Cap Index Variable Account.

     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

     The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     A. Valuation of Investments

     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

     B. Security Transactions and Investment Income

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

     C. Federal Income Taxes

     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

     During the six-month period ended June 30, 2004, the Fund declared dividends for the Managed Bond, Money Market, and High Yield Bond Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

     Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, premium tax charges, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

     The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of June 30, 2004 were as follows:

		Variable Accounts
		Growth	International	Equity	Small-Cap	Multi-
		LT	Value	Index	Index (1)	Strategy

Total cost of investments at beginning of period		$2,866,521	$2,688,090	$2,956,037	$—	$619,309
Add:	Total net proceeds from policy and M&E transactions	27,766	48,303	47,046	738,629	8,243
	Reinvested distributions from the Fund	—	—	—	—	—

	Sub-Total	2,894,287	2,736,393	3,003,083	738,629	627,552
Less:	Cost of investments disposed during the period	201,046	1,505,884	2,078,047	7,924	141,505

Total cost of investments at end of period		2,693,241	1,230,509	925,036	730,705	486,047
Add:	Unrealized appreciation (depreciation)	(1,231,404)	(161,145)	(14,758)	40,891	(2,540)

Total market value of investments at end of period		$1,461,837	$1,069,364	$910,278	$771,596	$483,507

		Main Street	Emerging	Inflation	Managed	Money
		Core	Markets	Managed	Bond	Market

Total cost of investments at beginning of period		$1,646,729	$30,425	$309,837	$722,932	$697,494
Add:	Total net proceeds from policy and M&E transactions	51,550	22,168	811	59,227	115,529
	Reinvested distributions from the Fund	—	—	—	9,095	2,513

	Sub-Total	1,698,279	52,593	310,648	791,254	815,536
Less:	Cost of investments disposed during the period	691,279	17,085	3,436	68,174	78,163

Total cost of investments at end of period		1,007,000	35,508	307,212	723,080	737,373
Add:	Unrealized appreciation (depreciation)	(184,158)	6,605	47,365	13,690	(563)

Total market value of investments at end of period		$822,842	$42,113	$354,577	$736,770	$736,810

		High Yield		Aggressive
		Bond	Equity	Equity

Total cost of investments at beginning of period		$4,943,744	$18,309	$128,897
Add:	Total net proceeds from policy and M&E transactions	—	8,935	10,079
	Reinvested distributions from the Fund	27,723	—	—

	Sub-Total	4,971,467	27,244	138,976
Less:	Cost of investments disposed during the period	4,795,541	12,267	23,817

Total cost of investments at end of period		175,926	14,977	115,159
Add:	Unrealized appreciation (depreciation)	(2,847)	748	62

Total market value of investments at end of period		$173,079	$15,725	$115,221

(1) Operations commenced during 2004 (See Note 1 to Financial Statements).

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

     Transactions in Separate Account units for the period ended June 30, 2004 were as follows:

	Variable Accounts
	Growth	International	Equity	Small-Cap	Multi-
	LT	Value	Index	Index (1)	Strategy

Total units outstanding at beginning of period	48,919	115,113	81,346	—	16,759
Increase (decrease) in units resulting from policy transactions:
(a) Transfers between variable accounts, net	242	(1,120)	233	70,568	(68)
(b) Transfers—policy charges and deductions	(167)	(307)	(151)	(164)	(117)
(c) Transfers—surrenders	(1,652)	(63,128)	(55,139)	—	(3,403)
(d) Transfers—other	(1,590)	(245)	(752)	2,558	19

Sub-Total	(3,167)	(64,800)	(55,809)	72,962	(3,569)

Total units outstanding at end of period	45,752	50,313	25,537	72,962	13,190

	Main Street	Emerging	Inflation	Managed	Money
	Core	Markets	Managed	Bond	Market

Total units outstanding at beginning of period	34,982	5,070	11,123	22,983	36,917
Increase (decrease) in units resulting from policy transactions:
(a) Transfers between variable accounts, net	(857)	(541)	51	894	2,670
(b) Transfers—policy charges and deductions	(143)	(22)	(93)	(74)	(189)
(c) Transfers—surrenders	(12,516)	—	—	—	(627)
(d) Transfers—other	498	(39)	(6)	(981)	314

Sub-Total	(13,018)	(602)	(48)	(161)	2,168

Total units outstanding at end of period	21,964	4,468	11,075	22,822	39,085

	High Yield		Aggressive
	Bond	Equity	Equity

Total units outstanding at beginning of period	142,607	2,318	12,902
Increase (decrease) in units resulting from policy transactions:
(a) Transfers between variable accounts, net	—	(874)	(1,133)
(b) Transfers—policy charges and deductions	(159)	(10)	(108)
(c) Transfers—surrenders	(136,522)	—	—
(d) Transfers—other	—	574	240

Sub-Total	(136,681)	(310)	(1,001)

Total units outstanding at end of period	5,926	2,008	11,901

(1) Operations commenced during 2004 (See Note 1 to Financial Statements).

Semi-Annual Report
as of June 30, 2004

•	Pacific Select Separate Account of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company P.O. Box 7500 Newport Beach, California 92658-7500 ADDRESS SERVICE REQUESTED

Form No. 15-21759-05